Deferred Revenues	12 Months Ended
Dec. 31, 2024
Deferred revenues [Abstract]
Deferred revenues
18	Deferred revenues

Deferred revenues are recognized by the Company as a liability due to anticipation of the amounts received from business partners. These are recognized in the statement of operations in the periods when the services are rendered to these business partners.

	As of December 31,
	2024	2023
Commercial agreement with suppliers (i)	418	385
Commercial agreement – payroll (ii)	37	48
Marketing and others	20	22
	475	455
Current	449	418
Non-current	26	37

(i)	Refers to rental of supplier product exhibition modules “checkstand”, point of sale displays and backlight panels.

(ii)	Commercial agreement with a financial institution for exclusivity in payroll processing.